Debt Securities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Debt Securities
Schedule of carrying value of securities

	June 30,
	2024	2023
Available for sale debt securities, at fair value	$6,606,761	$8,921,715
Held to maturity debt securities, at amortized cost	510,276	516,089
	$7,117,037	$9,437,804

Schedule of amortized cost and fair value of debt securities, with gross unrealized gains and losses

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
September 30, 2024
Available for sale debt securities
States and municipalities	$689,657	$501	$(855)	$689,303
Mortgage-backed	1,208,509	24,228	(48,533)	1,184,204
Corporate bonds	5,527,021	—	(800,918)	4,726,103
	$7,425,187	$24,729	$(850,306)	$6,599,610
Held to maturity debt securities
Mortgage-backed	$501,490	$—	$(79,745)	$421,745

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
June 30, 2024
Available for sale debt securities
States and municipalities	$689,588	$26	$(4,026)	$685,588
Mortgage-backed	1,347,975	22,728	(77,796)	1,292,907
Corporate bonds	5,538,606	—	(910,340)	4,628,266
	$7,576,169	$22,754	$(992,162)	$6,606,761
Held to maturity debt securities
Mortgage-backed	$510,276	$—	$(116,195)	$394,081

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
June 30, 2024
Available for sale debt securities
States and municipalities	$689,588	$26	$(4,026)	$685,588
Mortgage-backed	1,347,975	22,728	(77,796)	1,292,907
Corporate bonds	5,538,606	—	(910,340)	4,628,266
	$7,576,169	$22,754	$(992,162)	$6,606,761
Held to maturity debt securities
Mortgage-backed	$510,276	$—	$(116,195)	$394,081

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
June 30, 2023
Available for sale debt securities
States and municipalities	$904,308	$503	$(16,739)	$888,072
Mortgage-backed	1,935,106	23,125	(111,217)	1,847,014
Corporate bonds	7,099,328	—	(912,699)	6,186,629
	$9,938,742	$23,628	$(1,040,655)	$8,921,715
Held to maturity debt securities
Mortgage-backed	$516,089	$—	$(138,043)	$378,046

Schedule of securities in continuous unrealized loss position

	Less than 12 Months		12 Months or More		Total
	Gross		Gross		Gross
	Unrealized		Unrealized		Unrealized
	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
September 30, 2024
Available for sale debt securities
States and municipalities	$—	$—	$(855)	$354,116	$(855)	$354,116
Mortgage-backed	—	—	(48,533)	993,482	(48,533)	993,482
Corporate bonds	—	—	(800,918)	4,726,103	(800,918)	4,726,103
	$—	$—	$(850,306)	$6,073,701	$(850,306)	$6,073,701

	Less than 12 Months		12 Months or More		Total
	Gross		Gross		Gross
	Unrealized		Unrealized		Unrealized
	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
June 30, 2024
Available for sale debt securities
States and municipalities	$(341)	$119,311	$(3,685)	$351,251	$(4,026)	$470,562
Mortgage-backed	(128)	16,339	(77,668)	1,167,758	(77,796)	1,184,097
Corporate bonds	—	—	(910,340)	4,628,266	(910,340)	4,628,266
	$(469)	$135,650	$(991,693)	$6,147,275	$(992,162)	$6,282,925

	Less than 12 Months		12 Months or More		Total
	Gross		Gross		Gross
	Unrealized		Unrealized		Unrealized
	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
June 30, 2024
Available for sale debt securities
States and municipalities	$(341)	$119,311	$(3,685)	$351,251	$(4,026)	$470,562
Mortgage-backed	(128)	16,339	(77,668)	1,167,758	(77,796)	1,184,097
Corporate bonds	—	—	(910,339)	4,628,266	(910,340)	4,628,266
	$(469)	$135,650	$(991,692)	$6,147,275	$(992,162)	$6,282,925

	Less than 12 Months		12 Months or More		Total
	Gross		Gross		Gross
	Unrealized		Unrealized		Unrealized
	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
June 30, 2023
Available for sale debt securities
States and municipalities	$(16,739)	$768,052	$—	$—	$(16,739)	$768,052
Mortgage-backed	(2,879)	109,037	(108,338)	1,615,016	(111,217)	1,724,053
Corporate bonds	(90,000)	410,000	(822,699)	5,776,629	(912,699)	6,186,629
	$(109,618)	$1,287,089	$(931,037)	$7,391,645	$(1,040,655)	$8,678,734
Held to maturity debt securities
Mortgage-backed securities	$(138,043)	$378,046	$—	$—	$(138,043)	$378,046

Schedule of debt securities by contractual maturity

	Available for Sale Debt Securities		Held to Maturity Debt Securities
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
September 30, 2024
Due in one year or less	$1,245,363	$1,235,766	$—	$—
Due from more than one to five years	369,686	369,603	—	—
Due from more than five to ten years	4,601,629	3,810,037	—	—
	6,216,678	5,415,406	—	—
Mortgage-backed securities	1,208,509	1,184,204	501,490	421,745
	$7,425,187	$6,599,610	$501,490	$421,745

	Available for Sale Debt Securities		Held to Maturity Debt Securities
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
June 30, 2024
Due in one year or less	$1,249,737	$1,228,159	$—	$—
Due from more than one to five years	369,653	366,921	—	—
Due from more than five to ten years	4,608,804	3,718,774	—	—
	6,228,194	5,313,854	—	—
Mortgage-backed securities	1,347,975	1,292,907	510,276	394,081
	$7,576,169	$6,606,761	$510,276	$394,081